MARKETABLE SECURITIES (Details) - Governmental bonds [Member] $ in Thousands	Jun. 30, 2023 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	$ 4,551
Gross unrealized gains		[1]
Gross unrealized losses		[1]
Fair value	$ 4,551

[1]	* Represents an amount lower than $1